LONG-TERM BORROWINGS DUE TO RELATED PARTY - Due to related party (Details) - Related party	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Long-term bank loan	¥ 6,031,911	$ 874,405	¥ 6,510,606
Less: current portion	(1,041,981)	(151,049)	(999,530)
Total long-term borrowings due to related party	¥ 4,989,930	$ 723,356	¥ 5,511,076